Standards issued but not yet effective	12 Months Ended
Dec. 31, 2017
Standards Issued But Not Yet Effective
3. Standards issued but not yet effective

Certain new accounting standards and interpretation have been published that are not mandatory for December 31, 2017 reporting periods and have not been early adopted by the Group. Management anticipates that all of the relevant pronouncements will be adopted by the Group for the first period following the effective date of the pronouncement. Information on new standards and amendments, that are expected to be relevant, is provided below.

IFRS 9 Financial Instruments

IFRS 9, published in July 2014, replaces the existing guidance in IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes guidance on the classification and measurement of financial instruments, a new expected credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group is currently assessing the impact of IFRS 9 on its consolidated financial statements.

IFRS 16 Leases

In January 2016 the IASB issued IFRS 16 Leases. IFRS 16 replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases - Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosures of leases. This standard is effective for annual periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16. The Group is currently assessing impact of IFRS 16 on its consolidated financial statements.

There are no other IFRSs or related interpretations that are not yet effective that would be expected to have a material impact on the Group’s consolidated financial statements.